TRADE AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [line items]
Trade receivables, net impairment losses provision	$ 5,443	$ 4,202	$ 3,590	$ 3,171
Prepayments of impairment	1,376	1,608
Finance lease receivable	684	835
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Finance lease receivable	$ 403	$ 476